Non-Controlling Interest	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Non-Controlling Interest
NOTE 21 – NON-CONTROLLING INTEREST
In April 2019, the Company obtained control over Agnity and its subsidiaries via a business combination and the non-controlling interest (“NCI”) was measured at 100% of the acquired net identifiable assets of Agnity at the date of acquisition. Agnity develops and sells software applications and technology services that enable telecommunication service providers, network equipment manufacturers and enterprises to design, develop, and deploy communication-centric application solutions on a world-wide basis. Having control of Agnity has enabled the Company to gain access to Agnity’s patented technology and its customer base. In addition, Agnity’s communication platform ensures that AssetCare deployments around the globe are assured of connectivity, supported by Agnity telecommunication solutions.
The movement in the equity attributable to the non-controlling interest in the Company is detailed in the consolidated statements of changes in equity. There was no change to the non-controlling interest percentage in the years ended December 31, 2021, 2020 or 2019.

The following table summarizes the information relating to Agnity, before any intercompany eliminations.

		December 31, 2021	December 31, 2020

NCI percentage		100%	100%

Current assets		$11,906,502	$7,778,252

Non-current assets		10,320,732	11,362,870

Current liabilities		(7,341,257)	(5,318,366)

Non-current liabilities		(226,583)	(820,848)

Net assets attributable to NCI		$14,659,394	$13,001,908

For the years ended	December 31, 2021	December 31, 2020	December 31, 20 19

Revenue	$11,192,716	$11,215,876	$6,010,753

Income (loss) allocated to NCI	(369,606)	2,009,304	1,944,508

Other comprehensive income allocated to NCI	28,138	(97,340)	199,588

Total comprehensive (loss) income attributable to NCI	$(341,468)	$1,911,964	$2,144,096

Cash flows (used in) provided by operating activities	$(1,859,900)	(405,548)	483,245

Cash flows used in investing activities	(578,483)	–	(3,731)

Cash flows (used in) provided by financing activities	2,081,137	655,347	(417,068)

Foreign exchange impact on cash held in USD	(6,383)	155,274	5,976

Net (decrease) increase in cash and cash equivalents	$(363,629)	$405,073	$68,422